--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Other Tax Exempt Investments (13.15%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,000,000   Allegheny County Port Authority GAN                              06/30/00   3.23%    $ 3,010,225     MIG-1
   2,000,000   Indiana Bond Advanced Funding - Series 1999A-2                   01/19/00   2.94       2,000,453     MIG-1    SP-1+
   3,000,000   Kentucky Assets/Liability Comm. TRAN                             06/28/00   3.32       3,012,273     MIG-1    SP-1+
   2,000,000   Kentucky Interlocal School TRAN                                  06/30/00   3.44       2,004,718     MIG-1    SP-1+
   1,000,000   Michigan Municipal Bond Authority - Notes Series A-1             06/30/00   3.37       1,002,692              SP-1+
   3,725,000   Olathe, KS Temp Notes                                            06/01/00   3.83       3,730,127     MIG-1
   5,000,000   State of Texas TRAN                                              08/31/00   3.64       5,025,454     MIG-1    SP-1+
   2,100,000   University of Cincinnati General Receipts BAN - Series A         12/21/00   3.84       2,106,805     MIG-1    SP-1+
   2,900,000   University of Cincinnati General Receipts BAN - Series A         03/01/00   2.88       2,900,937     MIG-1    SP-1+
   2,800,000   Wisconsin School Districts Cash Flow                             11/01/00   4.00       2,800,000     MIG-1
   1,350,000   Wisconsin School Districts Cash Flow                             09/28/00   3.80       1,350,000     MIG-1
 -----------                                                                                        -----------
  28,875,000   Total Other Tax Exempt Investments                                                    28,943,684
 -----------                                                                                        -----------
Other Variable Rate Demand Instruments (58.86%) (b)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,365,000   Bloomington, IL Normal Airport Authority - Series 1995A          01/01/13   5.40%    $ 1,365,000     VMIG-1
   1,400,000   Burke County, GA PCRB (Georgia Power Co. Vogtle Project)         07/01/24   4.90       1,400,000       P1       A1
   2,975,000   Capital Realty Investment MHRB COPS
               LOC Swiss Bank                                                   12/01/04   5.75       2,975,000     VMIG-1     A1+
   3,650,000   City & County of Denver, CO Refunding MHRB
               (Cottonwood Creek Project)
               LOC General Electric Capital Corporation                         04/15/14   4.90       3,650,000                A1+
   5,000,000   City of Burlington, KS Power and Light                           09/01/15   5.60       5,000,000     VMIG-1     A1
   1,200,000   City of Georgetown, KY
               LOC PNC Bank, N.A.                                               06/01/04   5.55       1,200,000     VMIG-1
   1,200,000   City of Philadelphia, PA Water & Waste
               Insured by AMBAC Indemnity Corp.                                 08/01/27   5.15       1,200,000     VMIG-1     A1+
  10,070,000   Cohasset, MN RB (Minnesota Power & Light)
               LOC ABN AMRO Bank                                                06/01/20   4.70      10,070,000                A1+
   2,000,000   Columbia, AL IDRB PCRB
               (Alabama Power Company Project) - Series A                       11/01/21   5.25       2,000,000     VMIG-1     A1+
   2,800,000   County of Cuyahoga, OH HRB (Cleveland Clinic) - Series 1997C     01/01/16   5.65       2,800,000     VMIG-1     A1+
   4,500,000   County of Hamilton, OH Hospital Facilities RB - Series1997B
               Insured by MBIA Insurance Corp.                                  01/01/18   5.35       4,500,000     VMIG-1     A1+
     600,000   DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
               LOC Credit Suisse First Boston                                   02/01/02   5.55         600,000       P1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Other Variable Rate Demand Instruments (Continued) (b)
------------------------------------------------------------------------------------------------------------------------------------
 $   600,000   DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
               LOC Credit Suisse First Boston                                   02/01/04   5.55%    $   600,000       P1
     430,000   DeKalb County, GA Development Authority PCRB
               (General Motors Corp.)                                           11/01/03   5.15         430,000     VMIG-1
   7,150,000   DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                             12/01/07   5.40       7,150,000              A1+
     700,000   Delaware County, PA
               Regional Finance Authority Local Government RB
               LOC Credit Suisse First Boston                                   12/01/18   5.20         700,000     VMIG-1   A1+
   2,000,000   District of Columbia GO Bond
               LOC Bank of Nova Scotia                                          10/01/07   5.15       2,000,000       P1     A1
   1,800,000   Dorm Authority of the State of NY (Memorial Sloan Kettering)
               LOC Chase Manhattan                                              07/01/19   4.95       1,800,000     VMIG-1   A1+
  10,000,000   Emmaus, PA General Authority Local Government (Pool Proj. C16)
               LOC Kredietbank                                                  03/01/24   5.65      10,000,000              A1
   2,200,000   Greystone RB Certificate
               (Variable Senior Certificates of Beneficial Ownership)
               LOC Credit Suisse First Boston                                   05/01/28   5.63       2,200,000     VMIG-1   A1+
   3,200,000   Harris County, TX ID Corp. RB Baytank
               LOC Rabobank Nederlands                                          02/01/20   5.80       3,200,000              A1+
   1,000,000   Hammond, IN (Amoco Oil Project)                                  02/01/22   4.85       1,000,000     VMIG-1   A1+
   3,600,000   Illinois Development Finance Authority RB
               (Glenwood School for Boys)
               LOC Harris Trust                                                 02/01/33   5.35       3,600,000              A1+
   3,300,000   Illinois Educational Facilities Authority
               (Chicago Children's Museum) - Series 1994
               LOC National Bank of Detroit                                     02/01/28   5.35       3,300,000     VMIG-1   A1+
   2,400,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
               LOC National Bank of Detroit                                     11/01/20   5.15       2,400,000     VMIG-1
   2,000,000   Kentucky EDFA (Pooled Hospital Loan Program)
               Insured by Capital Reinsurance                                   08/01/18   5.60       2,000,000              A1+
     695,000   Lancaster, PA Higher Education
               LOC Chase Manhattan Bank, N.A.                                   04/15/27   5.75         695,000     VMIG-1   A1
   1,900,000   Lincoln Cty, WY Pollution Control (Exxon 85)                     08/01/15   4.85       1,900,000              A1+
   6,680,000   Lisle, IL Multi Family RB
               Guaranteed by Fannie Mae                                         09/15/26   5.50       6,680,000              A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity             Value               Standard
    Amount                                                                           Date     Yield    (Note 1)    Moody's  & Poor's
    ------                                                                           ----     -----     ------     -------  --------
Other Variable Rate Demand Instruments (Continued) (b)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  M-S-R Public Power Agency, CA (San Juan Project Lien)
               Insured by MBIA Insurance Corp.                                     07/01/22   4.35%  $  5,000,000   VMIG-1    A1+
    1,000,000  Maricopa County, AZ PCRB
               LOC Bank of America                                                 05/01/29   4.80      1,000,000     P1      A1+
    2,500,000  Maryland State IDA Economic Development RB (Johnson Control Inc.)   12/01/03   5.70      2,500,000   VMIG-1
    3,000,000  Massachusetts Health & Educational Facilities
               (Capital Asset Program) - Series C
               Insured by MBIA Insurance Corp.                                     07/01/05   4.90      3,000,000   VMIG-1    A1+
    1,000,000  Michigan Strategic Fund PCR (Consumer's Power Co. Project)
               Insured by AMBAC Indemnity Corp.                                    04/15/18   4.90      1,000,000   VMIG-1
    2,760,000  Missouri HEFA (Washington University)                               09/01/10   5.65      2,760,000   VMIG-1    A1+
    4,420,000  Montgomery County, MD Housing Opportunities Commission MHRB
               (Oakwood-Gainesburg)
               Guaranteed by Freddie Mac                                           11/01/07   5.35      4,420,000             A1+
    5,250,000  New York State Energy R&D Electric & Gas
               LOC Bank One                                                        10/01/29   4.70      5,250,000   VMIG-1    A1+
    1,300,000  Ohio Air Quality Development (Cincinnati Gas & Electric) - Series B
               LOC Morgan Guaranty Trust Company                                   12/01/15   4.50      1,300,000             A1+
    1,800,000  Pennsylvania State Turnpike Commission                              06/01/28   4.80      1,800,000   VMIG-1    A1+
    2,400,000  Raleigh Durham, NC Airport (American Airlines Proj.) - Series 1995B
               LOC Bank of America                                                 11/01/15   4.95      2,400,000             A1+
      900,000  Reading, PA (York County General Authority)
               Insured by AMBAC Indemnity Corp.                                    09/01/26   5.35        900,000             A1+
    1,700,000  Roanoke, VA IDA HRB (Carilion Health Systems)                       07/01/27   4.80      1,700,000   VMIG-1    A1+
    5,000,000  Roanoke, VA IDA (Roanoke Memorial Hospital)                         07/01/19   4.80      5,000,000   VMIG-1    A1
    1,600,000  Southwest, TX  Higher Education Authority Inc.
               (Southern Methodist University)
               LOC Landesbank Hessen                                               07/01/15   4.95      1,600,000   VMIG-1
    1,800,000  Sweetwater County, WY Pacific
               LOC Deutsche Bank                                                   12/01/14   4.75      1,800,000     P1      A1+
      500,000  University of Michigan Medical Service Plan                         12/01/21   4.80        500,000   VMIG-1    A1+
    1,200,000  York County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                           08/01/16   4.70      1,200,000     P1      A1+
 ------------                                                                                        ------------
  129,545,000  Total Other Variable Rate Demand Instruments                                           129,545,000
 ------------                                                                                        ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date     Yield     (Note 1)      Moody's  & Poor's
    ------                                                                        ----     -----      ------       -------  --------
Put Bonds (9.13%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,500,000  Connecticut State Special Assessment Unemployment Compensation
               Advance Fund RB - Series 1993C
               Insured by FGIC                                                  07/01/00   3.38%  $   7,500,000   VMIG-1     A1+
    2,000,000  City of Chicago GO
               LOC Landesbank Hessen                                            12/07/00   3.90       2,000,000   VMIG-1    SP-1+
    2,000,000  Summit County, OH                                                06/01/00   3.15       2,004,764    MIG-1    SP-1+
    6,885,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                             11/01/00   3.85       6,885,000              A1+
    1,700,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                             05/01/00   3.15       1,700,000              A1+
 ------------                                                                                      ------------
   20,085,000  Total Put Bonds                                                                       20,089,764
 ------------                                                                                      ------------
Revenue Bonds (0.91%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  State of Oregon - Single Family Housing
               Collaterized by U.S. Government Agencies                         11/02/00   3.85%  $   2,000,000    MIG-1
 ------------                                                                                      ------------
    2,000,000  Total Revenue Bonds                                                                    2,000,000
 ------------                                                                                      ------------
Tax Exempt Commercial Paper (17.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  City of Houston, TX - Series C                                   02/09/00   3.75%  $   5,000,000     P1      A1+
    7,000,000  Development Authority of Burke County, GA PCRB
               Insured by AMBAC Indemnity Corp.                                 02/08/00   3.85       7,000,000   VMIG-1    A1+
    3,000,000  Illinois HFA RB (Rush-Presbyterian St. Luke's)
               LOC Northern Trust                                               02/16/00   3.20       3,000,000   VMIG-1    A1+
    5,000,000  Intermountain Power Agency Power Supply RB - Series 1985 F
               Insured by AMBAC Indemnity Corp.                                 02/09/00   3.45       5,000,000   VMIG-1    A1+
    2,000,000  Maricopa County, AZ PCRB (Southern California Edison Company)    02/16/00   3.90       2,000,000     P1      A1
    5,000,000  Norfolk, VA Airport Authority - Series A
               LOC First Union National Bank                                    03/07/00   3.40       5,000,000     P1      A1
    5,600,000  Puerto Rico Government Development Bank                          01/20/00   3.65       5,600,000             A1+
    2,000,000  Puerto Rico Government Development Bank                          02/09/00   3.40       2,000,000             A1+
    5,000,000  State of Wisconsin                                               01/11/00   3.90       5,000,000     P1      A1+
 ------------                                                                                      ------------
   39,600,000  Total Tax Exempt Commercial Paper                                                     39,600,000
 ------------                                                                                      ------------
               Total Investments (100.04%) (Cost $220,178,448+)                                     220,178,448
               Liabilities in Excess of Cash and Other Assets (-0.04%)                            (      79,449)
                                                                                                   ------------
               Net Assets (100.00%) 220,119,609 Shares Outstanding (Note 3)                       $ 220,098,999
                                                                                                   ============
               Net Asset Value, offering and redemption price per share                           $        1.00
                                                                                                   ============

               +   Aggregate cost for Federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Interest rates are adjustable on a daily, weekly or monthly basis. The rate shown is the rate in effect at the date of this statement.


KEY:


     BAN      =   Bond Anticipation Note                        HRB      =   Hospital Revenue Bond

     COPS     =   Certificates of Participations                IDA      =   Industrial Development Authority

     EDFA     =   Economic Development Finance Authority        IDRB     =   Industrial Development Revenue Bond

     FGIC     =   Financial Guaranteed Insurance Company        LOC      =   Letter of Credit

     GAN      =   Grant Anticipation Note                       MHRB     =   Multi-family Housing Revenue Bond

     GO       =   General Obligation                            PCRB     =   Pollution Control Revenue Bond

     HFA      =   Housing Finance Authority                     RB       =   Revenue Bond

     HEFA     =   Health and Education Facilities Authority     TRAN     =   Tax and Revenue Anticipation Note

























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1999
(UNAUDITED)
================================================================================






 INVESTMENT INCOME

 Interest income.............................................................................  $   3,538,431

 Expenses (Note 2)...........................................................................  (     413,781)
                                                                                                ------------
 Net investment income.......................................................................      3,124,650



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.....................................................  (      15,960)
                                                                                                ------------
 Net increase in net assets from operations..................................................  $   3,108,690
                                                                                                ============
























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                          Six Months
                                                                             Ended                    Year
                                                                       December 31, 1999              Ended
                                                                          (Unaudited)            June 30, 1999
                                                                           ---------             -------------


 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income............................................   $     3,124,650         $     5,589,202
    Net realized gain (loss) on investments..........................   (        15,960)                     49
                                                                         --------------          --------------
    Net increase in net assets from operations.......................         3,108,690               5,589,251
 Dividends to shareholders from net investment income................   (     3,124,650)*       (     5,589,202)*
 Net increase (decrease) from capital share transactions (Note 3)....        30,579,135         (     2,480,032)
                                                                         --------------          --------------
        Total increase (decrease) in net assets......................        30,563,175         (     2,479,983)
 Net assets:
    Beginning of period..............................................       189,535,824             192,015,807
                                                                         --------------          --------------
    End of period....................................................   $   220,098,999         $   189,535,824
                                                                         ==============          ==============

 *   Designated as exempt-interest dividends for federal income tax purpose.













--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short-term, tax-exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock.

At December 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $220,119,609. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended                            Year
                                               December 31, 1999                           Ended
                                                  (Unaudited)                         June 30, 1999
                                                   ---------                          -------------
 Sold......................................         384,499,399                          550,776,547
 Issued on reinvestment of dividends.......             841,872                            1,686,931
 Redeemed..................................     (   354,762,136)                     (   554,943,510)
                                                 --------------                       --------------
 Net increase (decrease)...................          30,579,135                      (     2,480,032)
                                                 ==============                       ==============

4. Liabilities.
At December 31, 1999, the Fund had the following liabilities:
 Payables for securities purchased.........     $     2,000,000
 Accrued management fee....................              79,038
 Dividends payable.........................             515,601
                                                 --------------
    Total liabilities......................     $     2,594,639
                                                 ==============


5. Sales of Securities.

Accumulated undistributed realized losses at December 31, 1999 amounted to $20,610. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on June 30, 2007.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights.
                                                Six Months                           Year Ended June 30,
                                                  Ended         ----------------------------------------------------------
                                            December 31, 1999     1999        1998        1997         1996         1995
                                            -----------------   --------    --------    --------     --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......     $  1.00        $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                 ---------      --------    --------    --------     --------     --------
 Income from investment operations:
   Net investment income....................        0.015          0.029       0.033       0.032        0.033        0.032
 Less distributions:
   Dividends from net investment income.....     (  0.015)      (  0.029)   (  0.033)   (  0.032)    (  0.033)    (  0.032)
                                                 ---------      --------    --------    --------     --------     --------
 Net asset value, end of period.............     $  1.00        $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                 =========      ========    ========    ========     ========     ========
 Total Return...............................        3.04%*         2.92%       3.31%       3.31%        3.31%        3.22%
 Ratios/Supplemental Data
 Net assets, end of period (000)............     $ 220,099      $ 189,536   $ 192,016   $ 199,050    $ 254,251    $ 213,134
 Ratios to average net assets:
   Expenses.................................        0.40%*         0.40%       0.40%       0.40%        0.40%        0.40%
   Net investment income....................        3.02%*         2.89%       3.26%       3.18%        3.26%        3.22%


   *  Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020









TEP1299S
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TAX EXEMPT
PROCEEDS
FUND, INC.






























                               Semi-Annual Report
                                December 31, 1999
                                   (Unaudited)













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